401(k) plan	12 Months Ended
Dec. 31, 2012
401(k) plan
401(k) plan

13.   401(k) plan

The Company maintains a 401(k) plan for its employees. Employee contributions are voluntary. The Company may match employee contributions in amounts to be determined at the Company's sole discretion. The Company provides a 20% matching contribution for up to the first 5% of each contributing employee's base salary contributions. For the years ended December 31, 2011 and 2012, the Company made matching contributions to the 401(k) plan and recorded expense of approximately $177,000 and $154,000, respectively.